Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expense	$ 2,688	$ 2,461
Finance lease expense
Amortization expense	48	48
Interest on lease liability	5	6
Total lease cost	$ 2,741	$ 2,515